Consolidated Statement of Changes in Stockholders' Equity (Deficit) and Comprehensive Income (Loss) (USD $)	Total	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Comprehensive Income [Member]	Subscription Receivable [Member]	Treasury Stock [Member]
Balance at Sep. 30, 2010	$ 253,912	$ 626	$ 134,445	$ 29,360,833	$ (29,622,789)	$ 476,800	$ (83,000)	$ (13,000)
Balance, shares at Sep. 30, 2010		626,667	134,443,725					(162,500)
Amortization of deferred compensation	131,680			131,680
Issuance of common stock for cash	1,459,632		14,054	1,445,578
Issuance of common stock for cash, shares			14,053,334
Common stock issued for services	229,970		1,033	228,937
Common stock issued for services, shares			1,032,544
Common stock issued to employees	432,615		2,113	430,502
Common stock issued to employees, shares			2,113,101
Common stock issued for exercise of options	1,275,101		6,791	1,268,310
Common stock issued for exercise of options, shares			6,791,361
Cancellation of shares			(475)	475
Cancellation of shares, shares			(475,000)
Write off of Subscription Receivable
Net loss for the year	(4,705,291)				(4,705,291)
Unrealized gain (loss) on marketable securities	(409,600)					(409,600)
Comprehensive loss	(5,114,891)				(4,705,291)	(409,600)
Balance at Sep. 30, 2011	(1,331,978)	626	157,960	32,866,315	(34,328,080)	67,200	(83,000)	(13,000)
Balance, shares at Sep. 30, 2011		626,667	157,959,066					(162,500)
Amortization of deferred compensation	62,228			62,228
Issuance of common stock for cash	2,249,860		22,171	2,227,689
Issuance of common stock for cash, shares			22,171,111
Common stock issued for services	533,628		5,137	528,491
Common stock issued for services, shares			5,137,105
Common stock issued to employees	310,250		3,635	306,615
Common stock issued to employees, shares			3,634,871
Common stock issued for exercise of options	255,717		1,532	254,184
Common stock issued for exercise of options, shares			1,532,326
Exercise of common stock warrants	275,001		3,170	271,831
Exercise of common stock warrants, shares			3,169,628
Common stock issued as payment on convertible notes	1,848,031		22,340	1,825,691
Common stock issued as payment on convertible notes, shares			22,339,702
Write off of Subscription Receivable	83,000						83,000
Net loss for the year	(6,485,048)				(6,485,049)
Unrealized gain (loss) on marketable securities	161,400					161,400
Comprehensive loss	(6,323,648)				(6,485,048)	161,400
Balance at Sep. 30, 2012	$ (2,037,914)	$ 626	$ 215,945	$ 38,343,043	$ (40,813,128)	$ 228,600		$ (13,000)
Balance, shares at Sep. 30, 2012		626,667	215,943,809					(162,500)